COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019
Long-term commitment
Outstanding purchase commitments on capital projects	$ 22.8
Surety Bonds and Letters of Credit
Outstanding letters of credit	$ 41.0	$ 37.3
Remediation reserves
Environmental reserves, discount rate (as a percent)	0.00%
Estimated costs to complete future remediation efforts	$ 1.9	$ 2.0
Open Projects
Surety Bonds and Letters of Credit
Payment and performance bonds outstanding	15.4
Completed Projects
Surety Bonds and Letters of Credit
Payment and performance bonds outstanding	5.2
Insurance Contracts
Surety Bonds and Letters of Credit
Outstanding letters of credit	33.9
Revenue Bonds
Surety Bonds and Letters of Credit
Outstanding letters of credit	$ 7.1